Post-employment benefits - Schedule of Sensitivity Analysis for Funded Plans (Details) - Funded - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	$ (426)	$ (576)
Decrease of 25 basis points	467	635
Expected rates of salary increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	110	122
Decrease of 25 basis points	(107)	(120)
Interest rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	150	189
Decrease of 25 basis points	(146)	(185)
Inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	102	121
Decrease of 25 basis points	(99)	(118)
Life expectancy
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of 25 basis points	71	145
Decrease of 25 basis points	$ (71)	$ (145)